Average Annual Total Returns - Class Inst R6 Shares - Goldman Sachs Tactical Tilt Overlay Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R6 Shares 1 Year	Class R6 Shares 5 Years		Class R6 Shares Since Inception		Class R6 Shares Inception Date	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses) 1 Year	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses) 5 Years	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged) (reflects no deduction for fees or expenses) Since Inception	ICE BofA US Dollar 3-Month LIBOR Constant Maturity (reflects no deduction for fees or expenses) 1 Year	ICE BofA US Dollar 3-Month LIBOR Constant Maturity (reflects no deduction for fees or expenses) 5 Years	ICE BofA US Dollar 3-Month LIBOR Constant Maturity (reflects no deduction for fees or expenses) Since Inception
Total	5.11%	2.35%	2.21%	Jul. 31, 2014	3.20%	1.64%	1.28%	3.03%	1.50%	1.28%	5.12%	2.32%	[1]	2.19%	[1]	Dec. 29, 2017	0.67%	1.20%	0.94%	1.08%	1.50%	1.22%

[1]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.